Benefits offered to team members (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts in balance sheet
Consolidated net balance (non-current liabilities)	R$ 193,775	R$ 162,136
Net defined benefit liability (asset)	(193,775)	(162,136)
Present value of defined benefit obligation
Amounts in balance sheet
Net defined benefit liability (asset)	(156,957)	(129,617)
Total obligations
Amounts in balance sheet
Net defined benefit liability (asset)	(240,190)	(201,516)	R$ (216,632)
Fair value of plan assets
Amounts in balance sheet
Net defined benefit liability (asset)	46,415	39,380	R$ 46,395
Defined benefit
Amounts in balance sheet
Consolidated net balance (non-current liabilities)	110,542	90,237
Defined benefit | Novamont Braskem America
Amounts in balance sheet
Consolidated net balance (non-current liabilities)	18,140	20,285
Defined benefit | Braskem Alemanha and Holanda
Amounts in balance sheet
Consolidated net balance (non-current liabilities)	92,402	69,952
Health care
Amounts in balance sheet
Consolidated net balance (non-current liabilities)	83,233	71,899
Net defined benefit liability (asset)	(83,233)	(71,899)
Funded status of the plan
Amounts in balance sheet
Net defined benefit liability (asset)	R$ (193,775)	R$ (162,136)